Tax incentives (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Incentives
Percentage of tax reduction	75.00%
Realization period	10 years
ICMS tax incentives	R$ 58	R$ 87